Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 3,719	$ 25,092,195	$ (15,346,867)	$ 9,749,047
Balance, shares at Dec. 31, 2023	37,196,111
Equity offering proceeds	$ 53	734,947		735,000
Equity offering proceeds, shares	528,500
Share-based compensation	$ 6	59,994		60,000
Share-based compensation, shares	60,000
Net loss			(6,074,134)	(6,074,134)
Warrants issued in conjunction with the conversion of convertible notes payable		639,690		639,690
Balance at Dec. 31, 2024	$ 3,778	26,526,826	(21,421,001)	5,109,603
Balance, shares at Dec. 31, 2024	37,784,611
Net loss			(1,570,175)	(1,570,175)
Warrants issued in conjunction with the conversion of convertible notes payable		164,818		164,818
Balance at Mar. 31, 2025	$ 3,778	26,691,644	(22,991,176)	3,704,246
Balance, shares at Mar. 31, 2025	37,784,611
Balance at Dec. 31, 2024	$ 3,778	26,526,826	(21,421,001)	5,109,603
Balance, shares at Dec. 31, 2024	37,784,611
Net loss				(3,808,163)
Balance at Jun. 30, 2025	$ 3,778	27,113,639	(25,229,164)	1,888,253
Balance, shares at Jun. 30, 2025	37,784,611
Balance at Dec. 31, 2024	$ 3,778	26,526,826	(21,421,001)	5,109,603
Balance, shares at Dec. 31, 2024	37,784,611
Equity offering proceeds	$ 97	1,030,403		1,030,500
Equity offering proceeds, shares	970,500
Share-based compensation		4,581,625		4,581,625
Share-based compensation, shares
Net loss			(13,822,121)	(13,822,121)
Warrants issued in conjunction with the conversion of convertible notes payable		677,374		677,374
Issuance of common stock for the conversion of debt	$ 178	3,549,822		3,550,000
Issuance of common stock for the conversion of debt, shares	1,775,000
Equity offering proceeds in conjunction with the conversion of convertible notes payable	$ 219	4,389,781		4,390,000
Equity offering proceeds in conjunction with the conversion of convertible notes payable, shares	2,195,000
Issuance of common stock for the exercise of warrants	$ 178	887,322		887,500
Issuance of common stock for the exercise of warrants, shares	1,775,000
Balance at Dec. 31, 2025	$ 4,450	41,643,152	(35,243,122)	6,404,480
Balance, shares at Dec. 31, 2025	44,500,111
Balance at Mar. 31, 2025	$ 3,778	26,691,644	(22,991,176)	3,704,246
Balance, shares at Mar. 31, 2025	37,784,611
Net loss			(2,237,988)	(2,237,988)
Warrants issued in conjunction with the conversion of convertible notes payable		421,995		421,995
Balance at Jun. 30, 2025	$ 3,778	27,113,639	(25,229,164)	1,888,253
Balance, shares at Jun. 30, 2025	37,784,611
Balance at Dec. 31, 2025	$ 4,450	41,643,152	(35,243,122)	6,404,480
Balance, shares at Dec. 31, 2025	44,500,111
Equity offering proceeds	$ 51	1,341,953		1,342,004
Equity offering proceeds, shares	511,170
Share-based compensation		13,002,574		13,002,574
Share-based compensation, shares
Net loss			(14,646,955)	(14,646,955)
Balance at Mar. 31, 2026	$ 4,501	55,987,679	(49,890,077)	6,102,103
Balance, shares at Mar. 31, 2026	45,011,281
Balance at Dec. 31, 2025	$ 4,450	41,643,152	(35,243,122)	6,404,480
Balance, shares at Dec. 31, 2025	44,500,111
Net loss				(28,523,232)
Balance at Jun. 30, 2026	$ 4,915	65,131,098	(63,766,354)	1,369,659
Balance, shares at Jun. 30, 2026	49,152,702
Balance at Mar. 31, 2026	$ 4,501	55,987,679	(49,890,077)	6,102,103
Balance, shares at Mar. 31, 2026	45,011,281
Share-based compensation		8,959,825		8,959,825
Share-based compensation, shares
Net loss			(13,876,277)	(13,876,277)
Vesting of restricted stock	$ 406	(406)
Vesting of restricted stock, shares	4,062,500
Exercise of warrants	$ 6	(6)
Exercise of warrants, shares	55,920
Issuance of common stock for services	$ 2	184,006		184,008
Issuance of common stock for services, shares	23,001
Balance at Jun. 30, 2026	$ 4,915	$ 65,131,098	$ (63,766,354)	$ 1,369,659
Balance, shares at Jun. 30, 2026	49,152,702